8. Income Taxes: Schedule of fiscal year in which the loss was incurred and the expiration date (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of fiscal year in which the loss was incurred and the expiration date

		Expiration
	Net	Date of
	Loss	Operating
Period Incurred	$	Losses

December 31, 2006	159,600	2026
December 31, 2007	2,310,000	2027
December 31, 2008	2,638,800	2028
December 31, 2009	1,665,000	2029
December 31, 2010	944,400	2030
December 31, 2011	631,600	2031
December 31, 2012	391,900	2032
December 31, 2013	252,000	2033
December 31, 2014	444,900	2034
December 31, 2015	365,600	2035
December 31, 2016	971,100	2036
December 31, 2017	799,000	2037
December 31, 2018	521,100	2038

	12,095,000